Quarterly Report
January 31, 2021
MFS®  Lifetime®  2030 Fund
ML3-Q3

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 41.2%
MFS Emerging Markets Debt Fund - Class R6	1,453,669	$22,139,379
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,153,233	14,706,584
MFS Global Bond Fund - Class R6	3,823,043	36,739,445
MFS Government Securities Fund - Class R6	7,121,731	73,425,050
MFS High Income Fund - Class R6	10,732,410	36,919,492
MFS Inflation-Adjusted Bond Fund - Class R6	4,643,612	52,937,172
MFS Limited Maturity Fund - Class R6	630,209	3,850,576
MFS Total Return Bond Fund - Class R6	5,341,187	61,530,471
		$302,248,169
International Stock Funds – 12.6%
MFS Blended Research International Equity Fund - Class R6	3,504,221	$43,101,919
MFS International Growth Fund - Class R6	253,620	10,646,962
MFS International Intrinsic Value Fund - Class R6	209,896	10,639,642
MFS International New Discovery Fund - Class R6	184,019	6,862,071
MFS Research International Fund - Class R6	985,154	21,299,020
		$92,549,614
Specialty Funds – 6.0%
MFS Commodity Strategy Fund - Class R6	4,053,883	$21,972,046
MFS Global Real Estate Fund - Class R6	1,240,310	21,804,645
		$43,776,691
U.S. Stock Funds – 40.1%
MFS Blended Research Core Equity Fund - Class R6	963,794	$29,048,736
MFS Blended Research Growth Equity Fund - Class R6	1,577,723	29,172,088
MFS Blended Research Mid Cap Equity Fund - Class R6	3,771,094	49,891,572
MFS Blended Research Small Cap Equity Fund - Class R6	729,291	11,077,927
MFS Blended Research Value Equity Fund - Class R6	2,114,147	28,667,836
MFS Growth Fund - Class R6	181,028	28,848,688
MFS Mid Cap Growth Fund - Class R6	834,648	24,755,663
MFS Mid Cap Value Fund - Class R6	953,232	24,898,408
MFS New Discovery Fund - Class R6	126,049	5,491,970
MFS New Discovery Value Fund - Class R6	318,083	5,375,609
MFS Research Fund - Class R6	573,970	28,658,330
MFS Value Fund - Class R6	649,313	28,563,279
		$294,450,106
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.09% (v)	798,067	$798,067
Total Investment Companies		$733,822,647

Other Assets, Less Liabilities – (0.0)%		(82,901)
Net Assets – 100.0%		$733,739,746
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $733,822,647.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$733,822,647	$—	$—	$733,822,647
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$24,860,305	$6,830,276	$7,201,192	$87,223	$4,472,124	$29,048,736
MFS Blended Research Emerging Markets Equity Fund	297,208	—	326,006	23,208	5,590	—
MFS Blended Research Growth Equity Fund	26,136,753	6,016,887	8,770,021	1,691,976	4,096,493	29,172,088
MFS Blended Research International Equity Fund	37,170,740	7,278,683	12,788,696	443,998	10,997,194	43,101,919
MFS Blended Research Mid Cap Equity Fund	45,453,257	7,484,369	16,063,623	749,889	12,267,680	49,891,572
MFS Blended Research Small Cap Equity Fund	9,888,907	1,789,193	4,153,532	212,024	3,341,335	11,077,927
MFS Blended Research Value Equity Fund	25,652,391	5,852,901	8,201,419	125,243	5,238,720	28,667,836
MFS Commodity Strategy Fund	17,290,506	4,276,667	5,700,172	(1,330,127)	7,435,172	21,972,046
MFS Emerging Markets Debt Fund	17,382,522	5,203,042	2,924,366	(72,601)	2,550,782	22,139,379
MFS Emerging Markets Debt Local Currency Fund	11,670,628	3,506,308	2,415,965	(247,761)	2,193,374	14,706,584
MFS Emerging Markets Equity Fund	298,001	—	331,914	146,473	(112,560)	—
MFS Global Bond Fund	27,126,192	11,717,931	4,240,012	(4,301)	2,139,635	36,739,445
MFS Global Real Estate Fund	18,917,648	3,523,776	4,493,081	(152,726)	4,009,028	21,804,645
MFS Government Securities Fund	50,839,494	30,787,556	7,315,621	(15,163)	(871,216)	73,425,050
MFS Growth Fund	25,717,261	5,161,003	7,975,990	2,946,190	3,000,224	28,848,688
MFS High Income Fund	29,389,897	9,748,005	4,973,232	(266,820)	3,021,642	36,919,492
MFS Inflation-Adjusted Bond Fund	38,475,262	18,070,074	5,882,083	11,477	2,262,442	52,937,172
MFS Institutional Money Market Portfolio	839,087	13,171,310	13,212,257	(34)	(39)	798,067
MFS International Growth Fund	9,622,368	1,552,827	3,130,789	579,439	2,023,117	10,646,962
MFS International Intrinsic Value Fund	9,537,354	2,046,062	2,793,261	553,977	1,295,510	10,639,642
MFS International New Discovery Fund	6,753,391	1,125,947	2,621,227	275,229	1,328,731	6,862,071
MFS Limited Maturity Fund	—	3,842,953	—	—	7,623	3,850,576
MFS Mid Cap Growth Fund	22,388,925	3,433,029	8,932,989	3,152,227	4,714,471	24,755,663
MFS Mid Cap Value Fund	22,664,905	4,118,212	8,466,177	663,204	5,918,264	24,898,408
MFS New Discovery Fund	5,026,607	1,001,904	2,559,381	480,531	1,542,309	5,491,970
MFS New Discovery Value Fund	4,985,177	1,110,727	2,290,336	185,233	1,384,808	5,375,609
MFS Research Fund	24,786,357	6,096,808	6,642,785	171,142	4,246,808	28,658,330
MFS Research International Fund	18,147,804	3,412,073	5,387,261	423,783	4,702,621	21,299,020
MFS Total Return Bond Fund	43,465,069	22,367,481	6,002,508	(21,928)	1,722,357	61,530,471
MFS Value Fund	25,484,392	5,961,649	7,344,781	97,813	4,364,206	28,563,279
	$600,268,408	$196,487,653	$173,140,677	$10,908,818	$99,298,445	$733,822,647
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$459,162	$1,549,236
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	445,107	1,480,874
MFS Blended Research International Equity Fund	1,073,656	—
MFS Blended Research Mid Cap Equity Fund	537,201	1,218
MFS Blended Research Small Cap Equity Fund	83,384	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Blended Research Value Equity Fund	$573,424	$—
MFS Commodity Strategy Fund	204,051	—
MFS Emerging Markets Debt Fund	657,278	—
MFS Emerging Markets Debt Local Currency Fund	437,798	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Bond Fund	908,704	214,650
MFS Global Real Estate Fund	230,855	—
MFS Government Securities Fund	962,585	—
MFS Growth Fund	—	1,024,342
MFS High Income Fund	1,241,646	—
MFS Inflation-Adjusted Bond Fund	520,943	—
MFS Institutional Money Market Portfolio	809	—
MFS International Growth Fund	89,278	—
MFS International Intrinsic Value Fund	82,470	511,500
MFS International New Discovery Fund	35,268	250,301
MFS Limited Maturity Fund	10,077	—
MFS Mid Cap Growth Fund	—	205,328
MFS Mid Cap Value Fund	288,174	—
MFS New Discovery Fund	207,351	289,903
MFS New Discovery Value Fund	62,852	59,816
MFS Research Fund	281,306	1,248,379
MFS Research International Fund	231,919	—
MFS Total Return Bond Fund	1,236,502	73,012
MFS Value Fund	386,765	302,880
	$11,248,565	$7,211,439
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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